Summary of Significant Accounting Policies - Schedule of Calculation of Diluted Net Loss Per Share (Details) - shares shares in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average outstanding potentially dilutive securities	9,297	8,475	9,297	8,517
Options to purchase common stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average outstanding potentially dilutive securities	7,545	7,621	7,545	7,644
Stock awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average outstanding potentially dilutive securities	1,752	854	1,752	873